Accounts payable and accrued liabilities	3 Months Ended
Mar. 31, 2025
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities

8.	Accounts payable and accrued liabilities:

	March 31,	December 31,
	2025	2024

Accounts payable	$2,087	$2,614
Accrued liablities	1,790	2,182
VAT payable	5	30
	$3,882	$4,826

During the third quarter of 2024, the Company executed a supplier financing arrangement with a financing company in Canada to finance vendor invoices. Interest accrues at 6.69% annualized and payment is due within 150 days. The amount owed at March 31, 2025 was $215 (December 31, 2024 – $211) and is included in accounts payable.